                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 1997
                                                -----------------

Check here if Amendment [X]; Amendment Number:   4
                                                ----

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

13F File Number:   28- 2610
                   ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

         /s/ E.J. BIRD                 Greenwich, CT         August 13, 2001
----------------------------         ------------------     ----------------
          (Signature)                  (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                NONE
Form 13F Information Table Entry Total:             54
Form 13F Information Table Value Total:     $1,175,950
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table


Page 1 of 2


   Column 1:          Column 2: Column 3:   Column 4:            Column 5:            Column 6   Column 7:        Column 8:
 --------------       -------    ------     ----------  ----------------------------                           Voting Authority
                                           Fair Market                                ---------  ---------  ----------------------
                                              Value     Shares Or
                      Title of   CUSIP     -----------  Principal                     Investment   Other      (a)       (b)   (c)
 Name Of Issuer        Class     Number     (x $1,000)   Amount    SH/PRN   Put/Call  Discretion  Managers    Sole    Shared  None
 --------------       -------    ------     ----------  ---------  ------   --------  ----------  --------  --------- ------  ----
APL Ltd               Common  00202M-10-7         126        4,151    SH                DEFINED                 4,151
APL Ltd               Common  00202M-10-7       3,952      126,349    SH                  SOLE                126,349
Autozone Inc.         Common  053332-10-2       3,181      135,022    SH                DEFINED               135,022
Autozone Inc.         Common  053332-10-2      97,188    4,124,678    SH                  SOLE              4,124,678
Bandag Inc.           Common  059815-10-0         349        7,113    SH                DEFINED                 7,113
Bandag Inc.           Common  059815-10-0      10,589      216,112    SH                  SOLE                216,112
Citicorp *            Common  173034-10-9       1,885       15,633    SH                DEFINED                15,633
Citicorp *            Common  173034-10-9     189,501    1,571,806    SH                  SOLE              1,571,806
Chrysler Corp.        Common  171196-10-8       1,813       55,248    SH                DEFINED                55,248
Chrysler Corp.        Common  171196-10-8      55,379    1,687,752    SH                  SOLE              1,687,752
Dow Chemical  Co.     Common  260543-10-3       3,298       37,853    SH                DEFINED                37,853
Dow Chemical  Co.     Common  260543-10-3     100,742    1,156,295    SH                  SOLE              1,156,295
Footstar Inc.         Common  344912-10-0         250        9,578    SH                DEFINED                 9,578
Footstar Inc.         Common  344912-10-0       7,627      291,922    SH                  SOLE                291,922
General Mtrs Corp.    Common  370442-10-5       1,237       22,220    SH                DEFINED                22,220
General Mtrs Corp.    Common  370442-10-5      37,800      678,780    SH                  SOLE                678,780
Georgia Gulf Corp     Common  373200-20-3         989       34,013    SH                DEFINED                34,013
Georgia Gulf Corp     Common  373200-20-3      30,198    1,039,087    SH                  SOLE              1,039,087
Guess Inc.            Common  401617-10-5         421       41,618    SH                DEFINED                41,618
Guess Inc.            Common  401617-10-5      12,854    1,269,482    SH                  SOLE              1,269,482
Harrah's Entmt Inc.   Common  413619-10-7         955       52,349    SH                DEFINED                52,349
Harrah's Entmt Inc.   Common  413619-10-7      29,158    1,597,651    SH                  SOLE              1,597,651
International
 Business Machs ***** Common  459200-10-1     103,240    1,144,722    SH                DEFINED             1,144,722
International
 Business Machs ***** Common  459200-10-1     203,170    2,252,758    SH                  SOLE              2,252,758
International
 Business Machs       Options 459200-90-1       2,725          586    SH      Calls     DEFINED                   586
International
 Business Machs       Options 459200-90-1      61,054       13,130    SH      Calls       SOLE                 13,130
Lone Star Inds. Inc.  Common  542290-40-8         360        7,953    SH                DEFINED                 7,953
Lone Star Inds. Inc.  Common  542290-40-8      11,009      242,947    SH                  SOLE                242,947
MCI Communications
 Corp.                Common  552673-10-5           7          190    SH                DEFINED                   190
MCI Communications
 Corp.                Common  552673-10-5         223        5,810    SH                  SOLE                  5,810
McKesson Corp. **     Common  581556-10-7         141        1,813    SH                DEFINED                 1,813
McKesson Corp. **     Common  581556-10-7     149,135    1,924,323    SH                  SOLE              1,924,323
NCR Corp.             Common  62886E-10-8         583       19,595    SH                DEFINED                19,595
NCR Corp.             Common  62886E-10-8      17,764      597,105    SH                  SOLE                597,105
PS Group Inc.         Common  693624-10-8      15,428    1,198,270    SH                  SOLE              1,198,270

                               Page Total   1,154,331

                           FORM 13F Information Table


   Column 1:          Column 2: Column 3:   Column 4:            Column 5:             Column 6  Column 7:        Column 8:
 --------------        -------   ------     ----------  ----------------------------                           Voting Authority
                                           Fair Market                                ---------- ---------  ---------------------
                                              Value     Shares or
                       Title of  CUSIP     -----------  Principal                     Investment   Other      (a)      (b)    (c)
 Name of Issuer         Class    Number     (x $1,000)   Amount    SH/PRN   Put/Call  Discretion  Managers    Sole    Shared  None
 --------------        -------   ------     ----------  ---------  ------   --------  ----------  --------  --------- ------  ----

Office Depot Inc.       Common  676220-10-6     1,675     119,650    SH                DEFINED               119,650
Office Depot Inc.       Common  676220-10-6    51,130   3,652,150    SH                  SOLE              3,652,150
Office Depot Inc.       Options 676220-90-6         5          59    SH       Calls    DEFINED                    59
Office Depot Inc.       Options 676220-90-6       164       1,756    SH       Calls      SOLE                  1,756
RJR Nabisco
 Holding Corp.          Common  74960K-87-6       316       9,534    SH                DEFINED                 9,534
RJR Nabisco Holding
 Corp.                  Common  74960K-87-6     9,622     290,466    SH                  SOLE                290,466
Southdown Inc.          Common  841297-10-4        75       1,720    SH                DEFINED                 1,720
Southdown Inc.          Common  841297-10-4     2,280      52,580    SH                  SOLE                 52,580
Stanley Works           Common  854616-10-9         9         232    SH                DEFINED                   232
Stanley Works           Common  854616-10-9       275       6,868    SH                  SOLE                  6,868
Toy Biz Inc.            Common  892261-10-8        30       3,660    SH                DEFINED                 3,660
Toy Biz Inc.            Common  892261-10-8       900     109,040    SH                  SOLE                109,040
UST Inc.                Common  902911-10-6     1,275      45,936    SH                DEFINED                45,936
UST Inc.                Common  902911-10-6    38,940   1,403,264    SH                  SOLE              1,403,264
Wells Fargo & Co ***    Common  949740-10-4     7,632      28,320    SH                DEFINED                28,320
Wells Fargo & Co ***    Common  949740-10-4   301,514   1,118,791    SH                  SOLE              1,118,791
Walters Industries
 Inc.****               Common  93317Q-10-5    12,994     775,759    SH                DEFINED               775,759
Waban Inc.              Common  929394-10-4        53       1,642    SH                DEFINED                 1,642
Waban Inc.              Common  929394-10-4     1,624      50,458    SH                  SOLE                 50,458
* Short position in
 this security                               (131,930) (1,094,289)
** Short position in
 this security                               (144,855) (1,869,101)
*** Short position
 in this security                             (68,752)   (255,111)
**** Short position
 in this security                              (4,452)   (265,781)
***** Short position
 in this security                             (58,905)   (653,138)


                                Page Total     21,619
                                Grand Total 1,175,950